WARRANTS (Details Narrative) - $ / shares	Oct. 31, 2025	Aug. 16, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued price per share		$ 0.07
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued	24,943,876
Warrants to purchase shares	24,943,876
Stock Issued price per share	$ 0.08018
Warrants decription	which represents a five percent (5%) discount to the volume-weighted average price of the Company’s common stock for the thirty (30) trading days immediately preceding the closing of the offering of the Ergon Shares and Warrant by the Company to Ergon (the “Offering”).
Exercise price	$ 0.08018